Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance, net	kr 29,950	kr 22,482
Recognized in net income (loss)	(3,911)	(2,116)
Recognized in other comprehensive income	794	1,423
Acquisitions/divestments of subsidiaries	(1,223)	145
Reclassiﬁcation	386	7,843
Translation differences	(789)	173
Closing balance, net	kr 25,207	kr 29,950